Derecognition of financial assets - Additional Information (Detail) - CAD ($) $ in Billions	Oct. 31, 2023	Oct. 31, 2022
Canadian emergency business account loans [member]
Disclosure of financial assets [line items]
CEBA loans	$ 3.4	$ 3.9